Supplemental Cash Flow Disclosures - Summary of Reconciliation of Long Term Debt to Cash Flows Arising from Financing Activities (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Disclosure [Abstract]
Beginning balance	$ 7,000	$ 177,913	$ 54,636
Proceeds from Credit Facilities	32,159		82,687
Repayment of credit facilities		(84,000)	(32,871)
Syndicated Credit Agreement costs		(493)
Proceeds from term debt facility, net of costs			105,539
Proceeds from other debt instruments	8,546
Repayment of other debt instruments			(56,173)
Promissory note issued to repurchase shares	6,931
Debt acquired through acquisitions			33,618
Extinguishment of debt issue costs		(59,649)	488
Term Debt Facility disposed of as part of Bridge Farm consideration		(38,346)
Accretion		2,665	3,030
Amortization of debt issue costs		$ 1,910	892
Reclassification to derivative liability			(13,933)
Ending balance	$ 54,636		$ 177,913